Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related party interest income	$ 200	$ 0	$ 0
Related party interest expense	(4,200)	0	(2,000)
Net income attributable to IDR holders	15,200	18,300	11,000
Ship Management Fees | Golar LNG Limited
Related party ship management fee recharges	(7,577)	(7,746)	(6,701)
Management and Administrative Service Fees | Golar LNG Limited
Related party management and administrative fee recharges	$ (2,949)	$ (2,877)	$ (2,569)